Changes in significant accounting policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Changes In Significant Accounting Policies [Abstract]
Changes in significant accounting policies

5. Changes in significant accounting policies

Changes in significant accounting policies for the years ended December 31, 2025 and 2024 are reported below.

(A) Amendment to IAS 12 International Tax Reform

In May 2023, the IASB issued an amendment to IAS 12 regarding the application of Pillar Two model rules, which introduced a temporary exception to the recognition of deferred taxes related to the application of Pillar Two provisions published by the OECD, as well as targeted additional disclosures for affected entities. The Group has not been impacted from the adoption of these amendments considering that Group consolidated revenue is less than 750,000 in 2025 and in each of the prior three years.

(B) Amendments to IAS 21: The effects of Changes in Foreing Exchange rates: lack of Exchangeability

In August 2023, the International Accounting Standards Board (IASB) issued an amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates concerning the lack of exchangeability. These amendments are to be applied by entities from the beginning of the first financial year commencing on or after 1 January 2025.

When a currency is not generally convertible into the functional currency and/or the presentation currency, the first step is to assess whether the currency is not convertible for the specific purpose (this occurs when the currency can be exchanged for some purposes but not for others). If, at the measurement date, a currency cannot be exchanged for another currency, the entity must estimate the spot exchange rate at that date. To estimate the spot exchange rate, depending on the circumstances, an observable market rate without adjustments may be used, or an alternative estimation technique may be adopted.

The adoption of this amendment did not have a significant impact on the financial statements.

(C) Other standards

There were no other amendments or new accounting standards effective as of 1 January 2025.